Consolidated Balance Sheets - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
ASSETS
Cash and due from banks		¥ 49,977,480	¥ 33,283,032
Interest-earning deposits in other banks		53,346,721	45,266,680
Cash, due from banks and interest-earning deposits in other banks		103,324,201	78,549,712
Call loans and funds sold		1,256,075	1,168,515
Receivables under resale agreements (Note 15)		13,779,763	23,995,961
Receivables under securities borrowing transactions (Note 15)		3,369,903	3,443,959
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥6,709,467 and ¥5,032,178 in 2020 and 2021) (including ¥20,964,024 and ¥18,231,238 measured at fair value under the fair value option in 2020 and 2021) (Notes 9, 15, 23 and 31)		44,444,379	47,504,058
Investment securities (Notes 3, 9 and 31):
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥4,490,360 and ¥2,877,061 in 2020 and 2021)		47,117,813	34,200,203
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥56,411 and ¥105,029 in 2020 and 2021) (fair value of ¥4,177,894 and ¥3,939,143 in 2020 and 2021)		3,903,763	4,165,781
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥616 and ¥1,532 in 2020 and 2021) (including ¥4,850,376 and ¥5,866,846 in 2020 and 2021 measured at fair value)		6,222,920	5,385,258
Total investment securities		57,244,496	43,751,242
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥648,437 and ¥204,488 in 2020 and 2021) (Notes 4 and 9)	[1]	115,718,863	118,186,739
Allowance for credit losses (Note 4)	[2]	(1,348,391)	(809,540)
Net loans		114,370,472	117,377,199
Premises and equipment—net (Notes 5 and 7)		874,992	929,529
Customers' acceptance liability		283,194	167,257
Intangible assets—net (Notes 2 and 6)		1,184,994	1,239,526
Goodwill (Notes 2 and 6)		370,852	517,626
Other assets (net of allowance for credit losses of ¥14,741 at March 31, 2021) (Notes 7, 8, 9, 13, 14 and 31)		13,321,304	13,108,699
Total assets		353,824,625	331,753,283
LIABILITIES AND EQUITY
Deposits (Notes 9 and 10): Domestic offices, Non-interest-bearing		32,287,997	28,091,421
Deposits (Notes 9 and 10): Domestic offices, Interest-bearing		141,908,498	126,485,629
Deposits (Notes 9 and 10): Overseas offices, Non-interest-bearing		6,233,108	5,290,262
Deposits (Notes 9 and 10): Overseas offices, Interest-bearing		48,777,333	44,087,216
Total deposits		229,206,936	203,954,528
Call money and funds purchased (Notes 9 and 11)		2,353,830	3,668,922
Payables under repurchase agreements (Notes 9, 15 and 16)		24,567,943	31,849,915
Payables under securities lending transactions (Notes 9, 15 and 16)		842,590	1,016,874
Due to trust account and other short-term borrowings (including ¥377,133 and ¥196,113 measured at fair value under the fair value option in 2020 and 2021) (Notes 9, 12 and 31)		18,079,554	19,433,229
Trading account liabilities (Notes 15, 23 and 31)		12,017,553	14,767,433
Bank acceptances outstanding		283,194	167,257
Other short-term borrowings		14,187,723	16,055,482
Long-term debt (including ¥304,067 and ¥402,823 measured at fair value under the fair value option in 2020 and 2021) (Notes 7, 9, 12 and 31)		35,157,651	27,926,763
Other liabilities (Notes 1, 7, 8, 9, 13, 14, 15, 16, 26 and 31)		15,070,820	13,223,846
Total liabilities		337,580,071	316,008,767
Commitments and contingent liabilities (Notes 24 and 26)
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock (Notes 17 and 18)—common stock authorized, 33,000,000,000 shares; common stock issued, 13,581,995,120 shares and 13,581,995,120 shares at March 31, 2020 and 2021, with no stated value		2,090,270	2,090,270
Capital surplus (Note 18)		5,533,761	5,533,520
Retained earnings (Notes 19 and 33)
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		8,589,900	8,079,530
Accumulated other comprehensive income, net of taxes (Note 20)		(289,481)	(420,417)
Treasury stock, at cost—741,772,308 common shares and 737,282,154 common shares at March 31, 2020 and 2021		(503,072)	(505,987)
Total Mitsubishi UFJ Financial Group shareholders' equity		15,660,949	15,016,487
Noncontrolling interests		583,605	728,029
Total equity		16,244,554	15,744,516
Total liabilities and equity		353,824,625	331,753,283
Consolidated VIEs [Member]
ASSETS
Cash and due from banks		2,698	846
Interest-earning deposits in other banks		30,422	30,047
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥6,709,467 and ¥5,032,178 in 2020 and 2021) (including ¥20,964,024 and ¥18,231,238 measured at fair value under the fair value option in 2020 and 2021) (Notes 9, 15, 23 and 31)		959,001	695,069
Investment securities (Notes 3, 9 and 31):
Total investment securities		1,727,292	1,804,459
Net loans		15,247,928	16,072,595
All other assets		161,075	244,645
Total assets		18,128,416	18,847,661
LIABILITIES AND EQUITY
Total deposits
Other short-term borrowings		33,599	30,831
Long-term debt		457,763	465,352
All other liabilities		103,457	101,969
Total liabilities		¥ 594,819	¥ 598,152

[1]	The above table includes loans held for sale of ¥344,790 million and ¥353,095 million at March 31, 2020 and 2021, respectively.
[2]	New guidance on measurement of credit losses on financial instruments requires the allowance for credit losses to be measured using the current expected credit losses model from April 1, 2020. For additional information, refer to Note 1